SHAREHOLDERS EQUITY - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands				12 Months Ended
	Aug. 13, 2024	May 29, 2024	Aug. 14, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Fully paid in issued capital				R$ 8,832,544	R$ 8,682,544
Amount of shares authorized				R$ 9,000,000
Approval amount of increase in share capital		R$ 150,000
Dividends paid		R$ 840,000
Dividend as a percetage of net income				25.00%
Cancellation of treasury shares	R$ 118,975
Number of cancellation of treasury shares authorized	7,500,000
Common shares [member]
Disclosure of classes of share capital [line items]
Number of nominative common shares				1,866,570,932
Number of shares buyback authorised			116,000,000
Percentage of buyback shares represent total shares			9.93%
Treasury shares				3,747,965	6,514,511
Market value per share				R$ 8.16
Legal reserve
Disclosure of classes of share capital [line items]
Percentage of reserve allocation from net income				5.00%
Threshold percentage limit of capital for legal reserve to be maintained				20.00%